Provisions and other non-current liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Provisions and other non-current liabilities
Schedule of provisions and other non-current liabilities, including analysis of changes

As of December 31,
(M$)	2024	2023	2022
Litigations and accrued penalty claims	384	476	529
Provisions for environmental contingencies	611	750	751
Asset retirement obligations	11,359	11,585	13,110
Other non-current provisions	3,032	3,588	3,633
of which restructuring activities	124	228	282
of which financial risks related to non-consolidated and equity accounted for affiliates	1,694	1,708	1,582
Other non-current liabilities	4,486	4,858	3,379
TOTAL	19,872	21,257	21,402

				Currency
	As of			translation		As of
(M$)	January, 1	Allowances	Reversals	adjustment	Other	December, 31
2024	21,257	1,056	(1,538)	(419)	(484)	19,872
of which provisions for financial risks		20	(16)
of which asset retirement obligations		568	(464)
of which provisions for environmental contingencies		65	(183)
of which provisions for restructuring of activities		15	(103)
2023	21,402	1,269	(1,315)	212	(311)	21,257
of which provisions for financial risks		18	(29)
of which asset retirement obligations		524	(339)
of which provisions for environmental contingencies		117	(158)
of which provisions for restructuring of activities		69	(138)
2022	20,269	2,724	(1,397)	(834)	640	21,402
of which provisions for financial risks		1,363	(15)
of which asset retirement obligations		430	(418)
of which provisions for environmental contingencies		97	(133)
of which provisions for restructuring of activities		31	(230)

Schedule of changes in the asset retirement obligation

					Spending on	Currency
	As of		Revision in	New	existing	translation		As of
(M$)	January 1,	Accretion	estimates	obligations	obligations	adjustment	Other	December 31,
2024	11,585	568	155	200	(464)	(249)	(436)	11,359
2023	13,110	524	(1,499)	108	(339)	101	(420)	11,585
2022	14,976	430	(1,172)	198	(418)	(663)	(241)	13,110